Financial Assets at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2021
Financial Assets at Fair Value Through Profit or Loss
Summary of financial assets at fair value through profit or loss

Following is a summary of financial assets at fair value through profit or loss as of December 31, 2020 and 2021:

	December 31,	December 31,
	2020	2021

	(in thousands)
Money market fund	$7,799	2,345
Equity securities-unlisted company	13,966	13,668
	$21,765	16,013
Current	$7,799	2,345
Non-current	13,966	13,668
	$21,765	16,013